WARRANTY LIABILITIES	12 Months Ended
Jun. 30, 2021
WARRANTY LIABILITIES
WARRANTY LIABILITIES
NOTE 12 - WARRANTY LIABILITIES

	June 30,
	2020	2021
Beginning balance	$12,116	$10,064
Expense accrued	2,309	4,431
Expense incurred	(4,027)	(5,639)
Translation adjustment	(334)	695

	$10,064	$9,551
Less: Current portion of warranty liabilities	(6,604)	(5,902)

Long-term warranty liabilities	$3,460	$3,649